UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-6490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4 /30 /11

The following Amended N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR Form will be filed for this series, as appropriate.

                        DREYFUS PREMIER INVESTMENT FUNDS, INC.

-          Dreyfus India Fund

FORM N-CSR

Item 1.      Reports to Stockholders.

December 19, 2011

DREYFUS PREMIER INVESTMENT FUNDS, INC.

Dreyfus India Fund

The following unaudited information supplements the Fund's semi-annual report for the six month period ended April 30, 2011

At a meeting of the fund's Board held on December 9, 2010, the Board unanimously approved the fund's Management Agreement, pursuant to which the Manager will provide the fund with investment management services, and the Sub-Investment Advisory Agreement between the Manager and Hamon U.S. Investment Advisors Limited, (“Hamon”) (the "Sub-Adviser") (together, the "Agreements"), pursuant to which the Sub-Adviser will provide day-to-day management of the Fund's portfolio.  The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.  In approving the Agreements, the Board members considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund.  The Board members considered information previously provided to them in a presentation from representatives of the Manager regarding services provided to other funds in the Dreyfus fund complex, and representatives of the Manager confirmed that there had been no material changes in this information.  The Board also discussed the nature, extent and quality of the services to be provided to the fund pursuant to the Agreements.  The Board members also referenced information provided and discussions at previous meetings regarding the relationships the Manager has with various intermediaries and the different needs of each, the diversity of distribution among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to the different distribution channels.

The Board members also considered the Manager's and Sub-Adviser's research and portfolio management capabilities and the Manager's oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.  The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure, as well as the Manager's supervisory activities over the Sub-Adviser.  The Board also considered the Manager's and the Sub-Adviser's brokerage policies and practices, the standards applied in seeking best execution and the Manager's and the Sub-Adviser's policies and practices regarding soft dollars.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio.  As the fund had not yet commenced operations, the Board members were not able to review the fund's performance.  However, the Board reviewed the performance of another fund managed by the fund's portfolio managers in a similar investment strategy.  The Board discussed with representatives of the Manager the investment strategies to be employed in the management of the fund's assets.  The Board members noted the Manager's and Sub-Adviser's reputation and experience with respect to similar funds.

Management provided comparisons of the fund’s proposed advisory fee to those of funds in the Lipper Emerging Markets Funds category, and separately, to funds that invest primarily in India. The Board members noted that the fund's proposed contractual management fee, while higher than the average management fee in the Lipper Emerging Markets Funds category, was within the range of the contractual management fees of funds that invest primarily in India.  Management agreed, until March 31, 2012, to waive receipt of its fees and/or assume expenses of the Fund so that the direct expenses of the none of the Fund's share classes (excluding Rule 12b-1 fees, shareholder service fees and certain other expenses) exceed 1.75%.

Representatives of the Manager reviewed with the Board members the fees paid by other funds and accounts managed by the Manager or the Sub-Adviser or their affiliates with similar investment objectives, policies and strategies as the fund (the "Similar Accounts"), and explained the nature of the Similar Accounts and the differences, from the Manager's and Sub-Adviser's perspective, as applicable, in providing services to the Similar Accounts as compared to the fund.  The Board members considered the relevance of the fee information provided for the Similar Accounts managed by the Manager or Sub-Adviser, as applicable, to evaluate the appropriateness and reasonableness of the fund's management fees.

Analysis of Profitability and Economies of Scale.  As the fund had not yet commenced operations, the Manager's representatives were not able to review the dollar amount of expenses allocated and profit received by the Manager.  The Board members also considered potential benefits to the Manager and Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the possibility of future soft dollar arrangements with respect to trading the fund's portfolio.  The Board also considered whether the fund would be able to participate in any economies of scale that the Manager may experience in the event that the fund attracts a large amount of assets.  The Board members noted the uncertainty of the estimated asset levels and discussed the renewal requirements for advisory agreements and their ability to review the management fee annually after an initial term of the Agreements.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to approving the fund's Agreements.  Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

•         The Board concluded that the nature, extent and quality of the services to be provided by the Manager and Sub-Adviser are adequate and appropriate, especially considering the Manager's and Sub-Adviser's experience and reputation with respect to its investment approach and its experience and reputation with respect to investing in similar funds.

•         The Board concluded that, since the fund had not yet commenced operations, its performance could not be measured and was not a factor.  The Board considered the Manager's and Sub-Adviser's experience and reputation.

•         The Board concluded that the fee to be paid by the fund to the Manager was reasonable, in light of the services to be provided, comparative expense and advisory fee information, and benefits anticipated to be derived by the Manager and the Sub-Adviser from their relationship with the fund, and that the fee to be paid by the Manager to the Sub-Adviser is reasonable and appropriate.

•         The Board determined that because the fund had not commenced operations, economies of scale were not a factor, but, to the extent that material economies of scale are not shared with the fund in the future, the Board would seek to do so in connection with future renewals.

The Board members considered these conclusions and determinations, and, without any one factor being dispositive, the Board determined that approval of the fund's Agreements was in the best interests of the fund and its shareholders.

Dreyfus
India Fund

SEMIANNUAL REPORT April 30, 2011

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Understanding Your Fund’s Expenses
3	Comparing Your Fund’s Expenses With Those of Other Funds
4	Statement of Investments
6	Statement of Assets and Liabilities
7	Statement of Operations
8	Statement of Changes in Net Assets
9	Financial Highlights
10	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
India Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus India Fund, covering the period from the fund’s inception of April 13, 2011, through April 30, 2011, the end of the reporting period.

Multiple crosscurrents have influenced the global economy. A modest slowdown earlier in 2010 gave way to renewed strength during the reporting period. The recovery has been fueled by three important characteristics. First, macroeconomic policy has been stimulative in most of the developed world. Second, in response to inflation worries emerging countries have shifted policy from aggressively stimulative to neutral, but not restrictive, supporting ongoing demand for commodities. Third, corporate balance sheets have strengthened due to cheap bond financing, rising profits and relatively slow growth in corporate spending. Although shocks emanating from events in the Middle East and Japan presented potential headwinds, global equities generally rallied as investors increasingly recognized that otherwise positive forces would prevent a return to global recession.

We expect the global economy to continue to expand at a moderate rate, which generally should be good for stocks in most markets. However, in the wake of recent gains we believe that selectivity will become more important.We favor companies with higher growth potential, and we are also optimistic about the prospects of high-quality companies capable of generating dividend increases and share buybacks. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that the future may have in store.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 16, 2011

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus India Fund from April 13, 2011 (commencement of operations) to April 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the period ended April 30, 2011

	Class A	Class C	Class I
Expenses paid per $1,000†	$.98	$1.35	$.86
Ending value (after expenses)	$987.20	$987.20	$987.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the period ended April 30, 2011††

	Class A	Class C	Class I
Expenses paid per $1,000†††	$9.99	$13.71	$8.75
Ending value (after expenses)	$1,014.88	$1,011.16	$1,016.12

†	Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and
1.75% for Class I, multiplied by the average account value over the period, multiplied by 18/365 (to reflect the actual days in the period).
††	Please note that while Class A, Class C and Class I shares commenced operations on April 13, 2011, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of
comparability.This projection assumes that annualized expense ratios were in effect during the period November 1,
2010 to April 30, 2011.
†††	Expenses are equal to the fund’s annualized expense ratio of 2.00% for Class A, 2.75% for Class C and
1.75% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund	3

STATEMENT OF INVESTMENTS
April 30, 2011 (Unaudited)

Common Stocks—97.2%	Shares		Value ($)
India
Bajaj	3,500		44,331
Balrampur Chini Mills	23,510	[a]	39,560
Banco Products India	16,772		28,620
Bata India	10,000		96,327
Biocon	4,768		39,743
Canara Bank	2,776		39,670
Coal India	7,557		64,368
Dhampur Sugar Mills	39,779	[a]	53,261
Engineers India	5,896		38,598
Financial Technologies India	2,569		50,093
Future Capital Holdings	10,979		37,159
Gillette India	2,000		82,932
Godfrey Phillips India	943		43,241
Hawkins Cookers	1,795		44,317
Hinduja Ventures	6,624		40,719
IDBI Bank	19,106		61,987
IFCI	50,000		58,747
Indiabulls Real Estate	20,000	[a]	56,519
Jai Balaji Industries	8,762		38,682
Larsen & Toubro	1,579		56,980
Lumax Industries	3,798		30,762
MARG	13,997		35,044
MOIL	4,426		38,224
Nestle India	717		64,141
NIIT Technologies	9,333		39,726
Novartis India	3,750		62,326
Oracle Financial Services Software	866	[a]	39,592
Parabolic Drugs	38,502		40,579
Pfizer	1,411		43,145
Prime Focus	26,526[a]		35,636
PTC India Financial Services	80,000		39,172
Punjab & Sind Bank	25,000		62,366

Common Stocks (continued)	Shares	Value ($)
India (continued)
Reliance Infrastructure	2,602	38,840
SREI Infrastructure Finance	24,839	29,044
State Bank of India	963	61,084
Symphony	1,232	42,353
Tata Chemicals	7,354	62,309
Tata Motors	2,580	72,172
UCO Bank	22,000	51,971
VIP Industries	2,013	30,884
VST Industries	3,500	66,293
Whirlpool of India	6,152 [a]	39,042
Zodiac Clothing	4,791	41,559
Total Investments (cost $2,108,136)	97.2%	2,082,118
Cash and Receivables (Net)	2.8%	59,631
Net Assets	100.0%	2,141,749

a Non-income producing security.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	22.1	Energy	6.6
Financial	19.7	Materials	6.5
Consumer Staples	16.3	Information Technology	6.0
Industrial	9.5	Utilities	1.8
Health Care	8.7		97.2

† Based on net assets.
See notes to financial statements.

The Fund	5

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2011 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		2,108,136	2,082,118
Cash			120,997
Receivable for shares of Common Stock subscribed			16,600
Dividends and interest receivable			396
Prepaid expenses			130,643
Due from The Dreyfus Corporation and affiliates—Note 2(c)			30,014
			2,380,768
Liabilities ($):
Payable for investment securities purchased			77,220
Accrued expenses and other liabilities			161,799
			239,019
Net Assets ($)			2,141,749
Composition of Net Assets ($):
Paid-in capital			2,169,242
Accumulated investment (loss)—net			(1,777)
Accumulated net realized gain (loss) on investments			684
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(26,400)
Net Assets ($)			2,141,749

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	1,151,198	496,884	493,667
Shares Outstanding	93,294	40,282	40,000
Net Asset Value Per Share ($)	12.34	12.34	12.34

See notes to financial statements.

STATEMENT OF OPERATIONS
From April 13, 2011 (commencement of operations) to
April 30, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	344
Affiliated issuers	47
Total Income	391
Expenses:
Management fee—Note 2(a)	1,278
Auditing fees	18,821
Legal fees	7,723
Registration fees	4,406
Custodian fees—Note 2(c)	3,000
Shareholder servicing costs—Note 2(c)	524
Prospectus and shareholders’ reports	400
Distribution fees—Note 2(b)	185
Directors’ fees and expenses—Note 2(d)	33
Miscellaneous	1,023
Total Expenses	37,393
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(35,225)
Net Expenses	2,168
Investment (Loss)—Net	(1,777)
Realized and Unrealized Gain (Loss) on Investments—Note 3 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,573)
Net realized gain (loss) on forward foreign currency exchange contracts	3,257
Net Realized Gain (Loss)	684
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(26,400)
Net Realized and Unrealized Gain (Loss) on Investments	(25,716)
Net Decrease in Net Assets Resulting from Operations	(27,493)

See notes to financial statements.

The Fund	7

STATEMENT OF CHANGES IN NET ASSETS
From April 13, 2011 (commencement of operations) to
April 30, 2011 (Unaudited)

Operations ($):
Investment (loss)—net	(1,777)
Net realized gain (loss) on investments	684
Net unrealized appreciation (depreciation) on investments	(26,400)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(27,493)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,165,742
Class C Shares	503,500
Class I Shares	500,000
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,169,242
Total Increase (Decrease) in Net Assets	2,141,749
Net Assets ($):
Beginning of Period	—
End of Period	2,141,749
Undistributed investment (loss)—net	(1,777)
Capital Share Transactions (Shares):
Class A
Shares sold	93,294
Class C
Shares sold	40,282
Class I
Shares sold	40,000

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table describes the performance for each share class for the period from April 13, 2011 (commencement of operations) to April 30, 2011. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

	Class A	Class C	Class I
	Shares	Shares	Shares
Per Share Data ($):
Net asset value, beginning of period	12.50	12.50	12.50
Investment Operations:
Investment loss—net[a]	(.01)	(.01)	(.01)
Net realized and unrealized
gain (loss) on investments	(.15)	(.15)	(.15)
Total from Investment Operations	(.16)	(.16)	(.16)
Net asset value, end of period	12.34	12.34	12.34
Total Return (%)[b]	(1.28)[c]	(1.28)[c]	(1.28)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	36.85	36.77	35.79
Ratio of net expenses to average net assets[d]	2.00	2.75	1.75
Ratio of net investment (loss)
to average net assets[d]	(1.62)	(2.37)	(1.37)
Portfolio Turnover Rate	—	—	—
Net Assets, end of period ($ x 1,000)	1,151	497	494

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Exclusive of sales charge.
d	Annualized.

See notes to financial statements.

The Fund	9

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus India Fund (the “fund”) is a separate non-diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund which commenced operations on April 13, 2011.The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Hamon U.S. Investment Advisors Limited (“Hamon”) serves as the fund’s sub-investment adviser. Hamon is an affiliate of Dreyfus.The fiscal year end of the fund October 31.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2011, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 80,000 Class A, 40,000 Class C and 40,000 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using

The Fund	11

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	2,082,118	—	—	2,082,118

†	See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at April 30, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund invests primarily in equity investments in India issuers. Concentration of the investments of the fund in issuers located in a particular country or region will subject the fund to a greater extent, than if investments were less concentrated, to the risks of adverse securities markets, exchange rates, currency restrictions and social, political, regulatory or economic events which may occur in a given country or region.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2012, so that the direct expenses of none of the classes (excluding Rule 12b-1 distribution plan fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.75% of the value of the fund’s average daily net assets. The expense reimbursement, pursuant to the undertaking, amounted to $35, 225 during the period ended April 30, 2011.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to a sub-investment advisory agreement between Dreyfus and Hamon, Dreyfus pays Hamon a fee at the annual rate of .625% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2011, Class C shares were charged $185 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2011, Class A and Class C shares were charged $132 and $62, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2011, the fund was charged $30 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended April 30, 2011, the fund was charged $3, 000 pursuant to the custody agreement.

During the period ended April 30, 2011, the fund was charged $524 for services performed by the Chief Compliance Officer.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $1,278, Rule 12b-1 distribution plan fees $185, shareholder services plan fees $194, custodian fees $3,000, chief compliance officer fees $524 and transfer agency per account fees $30, which are offset against an expense reimbursement currently in effect in the amount of $35,225.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through the use of the fund’s exchange privilege. During the period ended April 30, 2011, there were no redemption fees charged and retained by the fund.

NOTE 3—Securities Transactions:

The aggregate amount of purchases of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2011, amounted to $2,108,136.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At April 30, 2011, there were no forward contracts outstanding.

At April 30, 2011, accumulated net unrealized depreciation on investments was $26,018, consisting of $34,335 gross unrealized appreciation and $60,353 gross unrealized depreciation.

At April 30, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTES

For More Information

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 19, 2011

By: /s/James Windels
James Windels, Treasurer
Date:	December 19, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)